Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - DevvStream Corp [Member] - USD ($)	Apr. 30, 2026	Jan. 31, 2026	Jul. 31, 2025	Sep. 05, 2024	Jul. 31, 2024
Schedule of Accounts Payable and Accrued Liabilities [Line Items]
Accounts payable	$ 1,691,915		$ 1,113,372
Accrued liabilities	5,470,067		7,059,064
Excise taxes payable	2,410,973	$ 2,410,973	2,410,973
Income taxes payable	99,256		99,256
Accounts payable and accrued liabilities	9,672,211		10,682,665	$ 39,527	$ 6,097,902
Accounts payable, related parties	9,672,211		10,682,665	$ 39,527	$ 6,097,902
Accrued liabilities, related parties	5,470,067		7,059,064
Total	9,706,482		11,477,655
Related Party [Member]
Schedule of Accounts Payable and Accrued Liabilities [Line Items]
Accrued liabilities	22,917		523,071
Accounts payable and accrued liabilities	11,354		271,919
Accounts payable, related parties	11,354		271,919
Accrued liabilities, related parties	$ 22,917		$ 523,071